Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule Of Revenue Sources
In the following table, revenue is disaggregated by type of contract.

	For the six month period ended

(in thousands of USD)	June 30, 2018				June 30, 2017
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	80,085	—	2	80,087	146,701	—	(29)	146,672
Spot Voyages	83,218	—	—	83,218	78,204	—	—	78,204
Time Charters	39,443	24,323	(24,323)	39,443	65,715	32,437	(32,437)	65,715
Total revenue	202,746	24,323	(24,321)	202,748	290,620	32,437	(32,466)	290,591

Other operating income	—	—	—	2,133	—	—	—	2,775